Cover Document	Aug. 12, 2019
Document Information [Line Items]
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $1 par value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Aug. 12, 2019
Entity Registrant Name	LOUISIANA-PACIFIC CORP
Entity File Number	1-7107
Entity Tax Identification Number	93-0609074
Entity Address, Address Line One	414 Union Street
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37219
City Area Code	(615)
Local Phone Number	986 - 5600
Trading Symbol	LPX
Security Exchange Name	NYSE
Entity Central Index Key	0000060519
Amendment Flag	false